Filed with the Securities and Exchange Commission on March 21, 2013

Securities Act of 1933 File No. 333-42115

Investment Company Act of 1940 File No. 811-08549

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X	]
Pre-Effective Amendment No.	[	]
Post-Effective Amendment No. 29	[X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X	]
Amendment No. 30	[X	]

(Check appropriate box or boxes.)

OAK ASSOCIATES FUNDS

(Exact Name of Registrant as Specified in Charter)

101 Federal Street

Boston, Massachusetts 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (888) 462-5386

Leslie Manna

c/o Oak Associates, ltd

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and Address of Agent for Service)

Copies to:

John M. Ford, Esq.

Pepper Hamilton LLP

3000 Two Logan Square

Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Akron, State of Ohio on the 21st day of March 2013.

OAK ASSOCIATES FUNDS

By:	/s/ Leslie Manna
Leslie Manna, President

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

/s/ James D. Oelschlager*	Trustee	March 21, 2013
James D. Oelschlager

/s/ John G. Stimpson*	Trustee	March 21, 2013
John G. Stimpson

/s/ J. John Canon*	Trustee	March 21, 2013
J. John Canon

/s/ Thomas E. Gretter*	Trustee	March 21, 2013
Thomas E. Gretter

/s/ Pauline F. Ramig *	Trustee	March 21, 2013
Pauline F. Ramig

/s/ Michael R. Shade *	Trustee	March 21, 2013
Michael R. Shade

/s/ Robert P. Stephans *	Trustee	March 21, 2013
Robert P. Stephans

/s/ Leslie Manna	President	March 21, 2013
Leslie Manna

/s/ Pete Greenly	Treasurer & Chief	March 21, 2013
Pete Greenly	Financial Officer

*By:	/s/ Leslie Manna
Leslie Manna
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase